Brokerage And Custodial Fees (Tables)	9 Months Ended
Sep. 30, 2020
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage Fee Rebates

	Three months ending September 30,		Nine months ending September 30,
	2020	2019	2020	2019

Brokerage fee rebates	$ 138,657	$ 142,050	$ 403,515	$ 414,145